Schedule of related party transaction (Details) - Related Party [Member] - Tops Future Microelectronics Co Ltd [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Products revenue – related party	¥ 10,852
Other income – related party (disposal of technology and intellectual property assets)	¥ 2,830